Income Taxes - Summary of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 0	$ 0
State	127	90
Foreign	0	0
Total current provision	127	90
Deferred:
Federal	0	0
State	0	0
Foreign	0	0
Total deferred provision	0	0
Total expense	$ 127	$ 90